Investments In Associates And Joint Ventures, Other Investments And Non-Current Accounts Receivable - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Camcem [member]
Disclosure of detailed information about financial instruments [line items]
Percentage Of Total Assets	80.00%	78.00%
Percentage Of Total Liabilities	80.00%	79.00%
Associates and Joint Ventures [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage Of Total Assets	68.00%	68.00%	59.00%